BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 92.7%
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group Inc., Senior Secured Notes	3.500%	5/1/26	$1,740,000	$1,535,042	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	5,630,000	4,010,031	(a)

Total Diversified Telecommunication Services				5,545,073

Entertainment - 3.0%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	18,275,000	14,908,837	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	12,194,000	10,620,644	(a)

Total Entertainment				25,529,481

Interactive Media & Services - 4.2%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	19,510,000	13,798,985	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	21,165,000	14,647,551	(a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	4,750,000	4,160,406	(a)
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	2,350,000	1,921,772	(a)
Meta Platforms Inc., Senior Notes	4.650%	8/15/62	1,150,000	929,238	(a)

Total Interactive Media & Services				35,457,952

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	1,645,000	1,264,577	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,400,000	1,092,595	(a)
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	693,000	576,143	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,521,000	6,316,517
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	5,940,000	3,754,496

Total Media				13,004,328

Wireless Telecommunication Services - 0.1%
United States Cellular Corp., Senior Notes	6.700%	12/15/33	1,028,000	927,009

TOTAL COMMUNICATION SERVICES				80,463,843

CONSUMER DISCRETIONARY - 16.9%
Automobiles - 1.4%
General Motors Co., Senior Notes	5.600%	10/15/32	3,100,000	2,771,167
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	9,500,000	8,801,951	(a)

Total Automobiles				11,573,118

Diversified Consumer Services - 0.1%
Graham Holdings Co., Senior Notes	5.750%	6/1/26	840,000	815,720	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Entertainment - 0.7%
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	$6,689,000	$5,520,432	(a)
WMG Acquisition Corp., Senior Secured Notes	3.750%	12/1/29	140,000	116,505	(a)

Total Entertainment				5,636,937

Hotels, Restaurants & Leisure - 10.6%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	10,688,000	8,442,237	(a)
Affinity Gaming, Senior Secured Notes	6.875%	12/15/27	12,815,000	10,471,585	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	18,400,000	16,825,144	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	200,000	198,984	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	7,214,000	7,182,836	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	11,995,000	9,863,270	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	14,735,000	11,150,860	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	17,550,000	15,257,619	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	8,955,000	9,289,417	(a)

Total Hotels, Restaurants & Leisure				88,681,952

Household Durables - 0.2%
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	2,193,000	1,468,024

Internet & Direct Marketing Retail - 2.5%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	18,230,000	13,247,923
QVC Inc., Senior Secured Notes	5.450%	8/15/34	11,550,000	7,137,669
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	297,738

Total Internet & Direct Marketing Retail				20,683,330

Specialty Retail - 1.1%
Arko Corp., Senior Notes	5.125%	11/15/29	12,522,000	9,791,202	(a)

Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc., Senior Notes	4.250%	3/15/29	3,688,000	2,939,281	(a)

TOTAL CONSUMER DISCRETIONARY				141,589,564

CONSUMER STAPLES - 3.1%
Tobacco - 3.1%
Altria Group Inc., Senior Notes	4.250%	8/9/42	3,400,000	2,333,118
BAT Capital Corp., Senior Notes	3.734%	9/25/40	1,180,000	758,091
BAT Capital Corp., Senior Notes	4.540%	8/15/47	600,000	398,867
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	11,769,000	10,233,499	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	15,275,000	12,491,867	(a)

TOTAL CONSUMER STAPLES				26,215,442

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 14.0%
Oil, Gas & Consumable Fuels - 12.9%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	$6,301,000	$6,096,848	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,670,000	1,349,825
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	8,903,000	8,097,100	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,000,000	914,775	(a)
Delek Overriding Royalty Leviathan Ltd., Senior Secured Notes	7.494%	12/30/23	8,588,000	8,570,824	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	1,800,000	1,696,500	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	10,748,000	8,840,230	(b)
Floatel International Ltd.	0.000%	9/24/26	15,000	0	*(c)(d)(e)
Floatel International Ltd., Senior Secured Notes	6.000%	9/24/26	150,000	112,500
Floatel International Ltd., Senior Secured Notes (10.000% PIK)	10.000%	9/24/26	150,000	112,500	(f)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	1,250,000	1,153,125	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	5,936,000	5,327,560	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	27,478,000	26,373,934	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	3,975,000	3,772,036	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	17,068,000	15,795,239	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	18,824,000	16,991,124	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	2,824,000	2,607,601	(a)

Total Oil, Gas & Consumable Fuels				107,811,721

Water Utilities - 1.1%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	9,700,000	9,323,010	(a)

TOTAL ENERGY				117,134,731

FINANCIALS - 23.0%
Banks - 1.6%
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	3,000,000	2,841,225	(g)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 1 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	11,897,000	10,261,544	(g)

Total Banks				13,102,769

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.0%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	$8,250,000	$5,176,793	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	4,650,000	2,587,683	(a)
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	11,000,000	8,995,088	(a)

Total Capital Markets				16,759,564

Consumer Finance - 6.1%
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	3,409,000	3,179,599	(a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	364,000	338,100
FirstCash Inc., Senior Notes	5.625%	1/1/30	17,715,000	15,174,049	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	531,000	431,287	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	19,475,000	15,605,317	(a)
Synchrony Bank, Senior Notes	5.625%	8/23/27	5,250,000	5,034,058
World Acceptance Corp., Senior Notes	7.000%	11/1/26	18,137,000	11,297,519	(a)

Total Consumer Finance				51,059,929

Diversified Financial Services - 1.1%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	13,286,000	9,293,092	(a)

Insurance - 2.3%
AmWINS Group Inc., Senior Notes	4.875%	6/30/29	1,382,000	1,150,242	(a)
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	10,375,000	8,191,841	(a)
Fairfax Financial Holdings Ltd., Senior Notes	5.625%	8/16/32	4,250,000	3,925,405	(a)
NFP Corp., Senior Notes	6.875%	8/15/28	3,804,000	2,973,415	(a)
NFP Corp., Senior Secured Notes	7.500%	10/1/30	2,512,000	2,386,884	(a)

Total Insurance				18,627,787

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	13,550,000	11,844,461	(a)

Thrifts & Mortgage Finance - 8.5%
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	1,000,000	876,850	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	7,765,000	6,430,794	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	26,778,000	20,047,343	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	4,775,000	3,411,436	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	8,000,000	7,163,480
PennyMac Financial Services Inc., Senior Notes	5.750%	9/15/31	2,455,000	1,759,435	(a)
Radian Group Inc., Senior Notes	6.625%	3/15/25	2,488,000	2,428,139
Radian Group Inc., Senior Notes	4.875%	3/15/27	1,150,000	1,021,004
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,427,170	(a)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Thrifts & Mortgage Finance - (continued)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	$11,980,000	$9,516,704	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	21,095,000	16,075,128	(a)

Total Thrifts & Mortgage Finance				71,157,483

TOTAL FINANCIALS				191,845,085

HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.7%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	6,500,000	6,032,739	(a)

Health Care Providers & Services - 0.1%
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,008,086

Life Sciences Tools & Services - 0.3%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	3,477,000	2,772,560	(a)

Pharmaceuticals - 1.4%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	11,950,000	11,196,074	(a)

TOTAL HEALTH CARE				21,009,459

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.1%
TransDigm Inc., Senior Notes	7.500%	3/15/27	7,100,000	6,767,720
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	9,800,000	9,522,562	(a)
TransDigm UK Holdings PLC, Senior Notes	6.875%	5/15/26	1,250,000	1,186,603

Total Aerospace & Defense				17,476,885

Airlines - 1.4%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	9,850,000	9,305,147	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	2,130,000	1,986,701	(a)

Total Airlines				11,291,848

Commercial Services & Supplies - 1.6%
Cimpress PLC, Senior Notes	7.000%	6/15/26	18,080,000	12,329,294	(a)
IAA Inc., Senior Notes	5.500%	6/15/27	1,198,000	1,094,715	(a)

Total Commercial Services & Supplies				13,424,009

Construction & Engineering - 2.1%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	17,175,000	15,521,305	(a)
MasTec Inc., Senior Notes	4.500%	8/15/28	2,739,000	2,395,398	(a)

Total Construction & Engineering				17,916,703

Machinery - 1.6%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	15,600,000	12,972,648	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Professional Services - 1.0%
Korn Ferry, Senior Notes	4.625%	12/15/27	$237,000	$209,816	(a)
TriNet Group Inc., Senior Notes	3.500%	3/1/29	10,500,000	8,574,300	(a)

Total Professional Services				8,784,116

Road & Rail - 0.2%
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	1,400,000	1,374,135	(a)

TOTAL INDUSTRIALS				83,240,344

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.8%
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	8,315,000	6,934,793	(a)

IT Services - 2.5%
Bread Financial Holdings Inc., Senior Notes	7.000%	1/15/26	4,500,000	3,954,038	(a)
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	1,700,000	1,629,901	(a)
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	5,400,000	4,843,696	(a)
Twilio Inc., Senior Notes	3.875%	3/15/31	13,700,000	10,782,886

Total IT Services				21,210,521

Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Inc., Senior Notes	2.950%	4/15/31	9,000,000	6,991,968
Qorvo Inc., Senior Notes	3.375%	4/1/31	4,584,000	3,440,063	(a)

Total Semiconductors & Semiconductor Equipment				10,432,031

Software - 1.3%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	6,310,000	5,385,963	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	7,200,000	5,696,424	(a)

Total Software				11,082,387

Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd., Senior Notes	6.536%	7/27/32	4,000,000	3,687,300	(a)

TOTAL INFORMATION TECHNOLOGY				53,347,032

MATERIALS - 7.1%
Chemicals - 3.9%
Celanese US Holdings LLC, Senior Notes	6.165%	7/15/27	7,046,000	6,677,329
Celanese US Holdings LLC, Senior Notes	6.330%	7/15/29	500,000	466,505
GCP Applied Technologies Inc., Senior Notes	5.500%	4/15/26	2,000,000	2,028,500	(a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	25,000,000	22,091,250	(a)
Valvoline Inc., Senior Notes	3.625%	6/15/31	1,800,000	1,328,201	(a)

Total Chemicals				32,591,785

Containers & Packaging - 0.5%
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	668,000	537,860	(a)
Sealed Air Corp., Senior Notes	6.875%	7/15/33	3,405,000	3,259,181	(a)

Total Containers & Packaging				3,797,041

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 2.7%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	$1,750,000	$1,686,624	(a)
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	13,575,000	10,452,859	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	13,307,000	10,603,284	(a)

Total Metals & Mining				22,742,767

TOTAL MATERIALS				59,131,593

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	1,503,000	1,208,923	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $892,405,125)				775,186,016

CONVERTIBLE BONDS & NOTES - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
NCL Corp. Ltd., Senior Notes	2.500%	2/15/27	1,000,000	657,500	(a)

Specialty Retail - 0.1%
Vroom Inc., Senior Notes	0.750%	7/1/26	4,000,000	1,200,000

TOTAL CONSUMER DISCRETIONARY				1,857,500

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Lumentum Holdings Inc., Senior Notes	0.500%	6/15/28	3,000,000	2,406,000	(a)

IT Services - 0.2%
Shopify Inc., Senior Notes	0.125%	11/1/25	2,000,000	1,645,000

TOTAL INFORMATION TECHNOLOGY				4,051,000

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $9,046,263)				5,908,500

SENIOR LOANS - 0.6%
INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.6%
Sabre GLBL Inc., Term Loan B2 (1 mo. Term SOFR + 5.100%) (Cost - $4,749,212)	8.829%	6/30/28	5,000,000	4,643,750	(d)(g)(h)(i)

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $106,733)			64,422	0	*(c)(d)(e)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $693,103)		3/16/25	116,908	$0	*(c)(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $907,000,436)				785,738,266

	RATE		SHARES
SHORT-TERM INVESTMENTS - 4.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $35,042,409)	2.615%		35,042,409	35,042,409	(j)

TOTAL INVESTMENTS - 98.2% (Cost - $942,042,845)				820,780,675
Other Assets in Excess of Liabilities - 1.8%				15,009,107

TOTAL NET ASSETS - 100.0%				$835,789,782

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Value is less than $1.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $35,042,409 and the cost was $35,042,409 (Note 2).

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2022 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$775,186,016	—		$775,186,016
Convertible Bonds & Notes	—	5,908,500	—		5,908,500
Senior Loans	—	—	$4,643,750		4,643,750
Common Stocks	—	—	0	*	0	*
Warrants	—	—	0	*	0	*

Total Long-Term Investments	—	781,094,516	4,643,750		785,738,266

Short-Term Investments†	$35,042,409	—	—		35,042,409

Total Investments	$35,042,409	$781,094,516	$4,643,750		$820,780,675

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$68,343,413	$496,224,985	496,224,985	$529,525,989	529,525,989

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$406,256	—	$35,042,409

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